IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Assets
Cash and due from banks	$ 7,245	$ 6,308	$ 6,721	$ 7,420	$ 6,874	$ 8,556
Interest-bearing deposits with banks	92,151		98,348
Trading loans, securities, and other	173,175		152,090
Non-trading financial assets at fair value through profit or loss	5,600		7,340
Derivatives	69,827		87,382
Financial assets designated at fair value through profit or loss	5,771		5,818
Financial assets at fair value through other comprehensive income	75,841		69,865
Debt securities at amortized cost, net of allowance for credit losses	281,320		308,016
Securities purchased under reverse repurchase agreements	212,918		204,333
Loans
Residential mortgages	329,262		320,341
Consumer installment and other personal	224,323		217,554
Credit card	40,517		38,660
Business and government	352,034		326,528
Total loans	946,136		903,083
Allowance for loan losses	(7,811)		(7,136)
Loans, net of allowance for loan losses	938,325		895,947
Customers' liability under acceptances	19		17,569
Investment in Schwab	10,031		8,907
Goodwill	18,700		18,602
Other intangibles	2,973		2,771
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	9,572		9,434
Deferred tax assets	4,719		3,951
Amounts receivable from brokers, dealers, and clients	32,307		30,416
Other assets	26,687		27,629
Total assets	1,967,181		1,955,139
Liabilities
Trading deposits	32,021		30,980
Derivatives	60,113		71,640
Securitization liabilities at fair value	18,382		14,422
Financial liabilities designated at fair value through profit or loss	196,078		192,130
Deposits
Personal	630,649		626,596
Banks	36,239		31,225
Business and government	553,662		540,369
Total deposits, other than trading	1,220,550		1,198,190
Acceptances	19		17,569
Obligations related to securities sold short	40,556		44,661
Obligations related to securities sold under repurchase agreements	182,813		166,854
Securitization liabilities at amortized cost	12,374		12,710
Amounts payable to brokers, dealers, and clients	25,063		30,872
Insurance contract liabilities	6,343		5,846
Other liabilities	51,380		47,574
Subordinated notes and debentures	9,913		9,620
Equity	111,576		112,071
Total liabilities and equity	1,967,181		1,955,139
Off-balance sheet commitments
Total off-balance sheet commitments	364,732		343,481
Not later than one month [member]
Assets
Cash and due from banks	7,245		6,721
Interest-bearing deposits with banks	88,171		91,966
Trading loans, securities, and other	2,504		4,328
Non-trading financial assets at fair value through profit or loss	0		0
Derivatives	10,034		10,145
Financial assets designated at fair value through profit or loss	127		374
Financial assets at fair value through other comprehensive income	539		745
Debt securities at amortized cost, net of allowance for credit losses	1,140		1,221
Securities purchased under reverse repurchase agreements	135,752		124,253
Loans
Residential mortgages	5,325		1,603
Consumer installment and other personal	989		894
Credit card	0		0
Business and government	55,128		37,656
Total loans	61,442		40,153
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	61,442		40,153
Customers' liability under acceptances	0		14,804
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	0		0
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	32,307		30,416
Other assets	5,483		5,267
Total assets	344,744		330,393
Liabilities
Trading deposits	3,497		1,272
Derivatives	8,848		9,068
Securitization liabilities at fair value	35		2
Financial liabilities designated at fair value through profit or loss	42,648		48,197
Deposits
Personal	16,095		6,044
Banks	10,163		19,608
Business and government	20,322		25,663
Total deposits, other than trading	46,580		51,315
Acceptances	0		14,804
Obligations related to securities sold short	728		135
Obligations related to securities sold under repurchase agreements	156,523		146,559
Securitization liabilities at amortized cost	0		0
Amounts payable to brokers, dealers, and clients	25,063		30,872
Insurance contract liabilities	371		243
Other liabilities	9,959		11,923
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	294,252		314,390
Off-balance sheet commitments
Total off-balance sheet commitments	25,655		22,351
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	24		559
Trading loans, securities, and other	6,209		6,329
Non-trading financial assets at fair value through profit or loss	0		0
Derivatives	8,834		10,437
Financial assets designated at fair value through profit or loss	526		496
Financial assets at fair value through other comprehensive income	1,979		2,190
Debt securities at amortized cost, net of allowance for credit losses	2,825		4,020
Securities purchased under reverse repurchase agreements	39,186		33,110
Loans
Residential mortgages	9,294		2,616
Consumer installment and other personal	1,689		1,580
Credit card	0		0
Business and government	13,433		10,058
Total loans	24,416		14,254
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	24,416		14,254
Customers' liability under acceptances	19		2,760
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	7		8
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	2,080		1,869
Total assets	86,105		76,032
Liabilities
Trading deposits	4,396		1,684
Derivatives	7,906		9,236
Securitization liabilities at fair value	391		498
Financial liabilities designated at fair value through profit or loss	51,982		30,477
Deposits
Personal	25,885		19,095
Banks	64		68
Business and government	22,132		16,407
Total deposits, other than trading	48,081		35,570
Acceptances	19		2,760
Obligations related to securities sold short	2,334		1,566
Obligations related to securities sold under repurchase agreements	17,159		10,059
Securitization liabilities at amortized cost	672		526
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	456		305
Other liabilities	11,269		9,808
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	144,665		102,489
Off-balance sheet commitments
Total off-balance sheet commitments	33,976		25,293
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	4,420		5,170
Non-trading financial assets at fair value through profit or loss	2		354
Derivatives	5,970		5,246
Financial assets designated at fair value through profit or loss	317		375
Financial assets at fair value through other comprehensive income	2,344		1,200
Debt securities at amortized cost, net of allowance for credit losses	5,090		4,073
Securities purchased under reverse repurchase agreements	23,089		29,068
Loans
Residential mortgages	14,407		5,860
Consumer installment and other personal	2,417		2,334
Credit card	0		0
Business and government	17,762		13,850
Total loans	34,586		22,044
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	34,586		22,044
Customers' liability under acceptances	0		5
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	9		6
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	873		5,619
Total assets	76,700		73,160
Liabilities
Trading deposits	3,773		5,278
Derivatives	6,201		4,560
Securitization liabilities at fair value	916		345
Financial liabilities designated at fair value through profit or loss	38,794		37,961
Deposits
Personal	33,402		22,387
Banks	9,011		29
Business and government	16,705		24,487
Total deposits, other than trading	59,118		46,903
Acceptances	0		5
Obligations related to securities sold short	2,241		1,336
Obligations related to securities sold under repurchase agreements	4,859		6,607
Securitization liabilities at amortized cost	724		355
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	477		327
Other liabilities	12,605		7,986
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	129,708		111,663
Off-balance sheet commitments
Total off-balance sheet commitments	25,458		26,616
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	4,576		3,008
Non-trading financial assets at fair value through profit or loss	317		1,538
Derivatives	3,965		4,244
Financial assets designated at fair value through profit or loss	356		695
Financial assets at fair value through other comprehensive income	1,699		5,085
Debt securities at amortized cost, net of allowance for credit losses	4,748		16,218
Securities purchased under reverse repurchase agreements	7,248		7,381
Loans
Residential mortgages	12,930		10,575
Consumer installment and other personal	3,891		3,830
Credit card	0		0
Business and government	10,829		14,886
Total loans	27,650		29,291
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	27,650		29,291
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	9		8
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	4,502		208
Total assets	55,070		67,676
Liabilities
Trading deposits	2,202		4,029
Derivatives	3,768		3,875
Securitization liabilities at fair value	327		1,215
Financial liabilities designated at fair value through profit or loss	31,951		42,792
Deposits
Personal	16,275		14,164
Banks	2,414		0
Business and government	7,069		11,819
Total deposits, other than trading	25,758		25,983
Acceptances	0		0
Obligations related to securities sold short	991		1,603
Obligations related to securities sold under repurchase agreements	319		457
Securitization liabilities at amortized cost	825		1,073
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	376		258
Other liabilities	2,175		1,276
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	68,692		82,561
Off-balance sheet commitments
Total off-balance sheet commitments	21,268		21,886
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	6,168		4,569
Non-trading financial assets at fair value through profit or loss	1,534		199
Derivatives	3,600		3,255
Financial assets designated at fair value through profit or loss	574		324
Financial assets at fair value through other comprehensive income	6,354		2,223
Debt securities at amortized cost, net of allowance for credit losses	6,365		3,480
Securities purchased under reverse repurchase agreements	4,015		7,298
Loans
Residential mortgages	21,775		14,181
Consumer installment and other personal	6,276		5,974
Credit card	0		0
Business and government	16,124		16,964
Total loans	44,175		37,119
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	44,175		37,119
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	13		14
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	322		194
Total assets	73,120		58,675
Liabilities
Trading deposits	2,384		4,153
Derivatives	2,571		2,559
Securitization liabilities at fair value	700		391
Financial liabilities designated at fair value through profit or loss	27,121		32,473
Deposits
Personal	16,730		19,525
Banks	2,414		0
Business and government	18,693		9,658
Total deposits, other than trading	37,837		29,183
Acceptances	0		0
Obligations related to securities sold short	1,283		1,309
Obligations related to securities sold under repurchase agreements	418		1,142
Securitization liabilities at amortized cost	437		703
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	351		253
Other liabilities	728		1,198
Subordinated notes and debentures	196		0
Equity	0		0
Total liabilities and equity	74,026		73,364
Off-balance sheet commitments
Total off-balance sheet commitments	24,794		22,387
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	59		0
Trading loans, securities, and other	13,143		13,226
Non-trading financial assets at fair value through profit or loss	639		1,664
Derivatives	8,787		11,724
Financial assets designated at fair value through profit or loss	1,099		838
Financial assets at fair value through other comprehensive income	4,301		9,117
Debt securities at amortized cost, net of allowance for credit losses	25,548		22,339
Securities purchased under reverse repurchase agreements	2,017		955
Loans
Residential mortgages	73,780		57,254
Consumer installment and other personal	28,111		27,166
Credit card	0		0
Business and government	43,989		42,460
Total loans	145,880		126,880
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	145,880		126,880
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	71		79
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	223		137
Total assets	201,767		186,959
Liabilities
Trading deposits	4,978		6,510
Derivatives	7,497		8,345
Securitization liabilities at fair value	2,610		1,651
Financial liabilities designated at fair value through profit or loss	3,437		112
Deposits
Personal	15,800		17,268
Banks	1		0
Business and government	36,243		33,723
Total deposits, other than trading	52,044		50,991
Acceptances	0		0
Obligations related to securities sold short	7,076		5,471
Obligations related to securities sold under repurchase agreements	1,155		150
Securitization liabilities at amortized cost	1,429		2,180
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	1,013		694
Other liabilities	1,609		918
Subordinated notes and debentures	0		196
Equity	0		0
Total liabilities and equity	82,848		77,218
Off-balance sheet commitments
Total off-balance sheet commitments	54,041		49,444
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	25,282		27,298
Non-trading financial assets at fair value through profit or loss	641		828
Derivatives	15,789		25,910
Financial assets designated at fair value through profit or loss	1,437		1,470
Financial assets at fair value through other comprehensive income	19,607		15,946
Debt securities at amortized cost, net of allowance for credit losses	102,789		116,165
Securities purchased under reverse repurchase agreements	480		506
Loans
Residential mortgages	133,363		168,475
Consumer installment and other personal	86,679		85,487
Credit card	0		0
Business and government	105,146		96,952
Total loans	325,188		350,914
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	325,188		350,914
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	571		573
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	280		129
Total assets	492,064		539,739
Liabilities
Trading deposits	8,853		6,712
Derivatives	10,445		16,589
Securitization liabilities at fair value	8,124		6,945
Financial liabilities designated at fair value through profit or loss	2		0
Deposits
Personal	15,759		20,328
Banks	2		4
Business and government	75,946		74,300
Total deposits, other than trading	91,707		94,632
Acceptances	0		0
Obligations related to securities sold short	12,592		19,991
Obligations related to securities sold under repurchase agreements	27		46
Securitization liabilities at amortized cost	5,044		4,956
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	1,650		1,131
Other liabilities	1,501		1,979
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	139,945		152,981
Off-balance sheet commitments
Total off-balance sheet commitments	172,297		168,255
Later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	26,407		25,677
Non-trading financial assets at fair value through profit or loss	772		1,351
Derivatives	12,848		16,421
Financial assets designated at fair value through profit or loss	1,335		1,246
Financial assets at fair value through other comprehensive income	35,560		29,845
Debt securities at amortized cost, net of allowance for credit losses	132,817		140,502
Securities purchased under reverse repurchase agreements	0		0
Loans
Residential mortgages	58,388		59,733
Consumer installment and other personal	34,941		34,183
Credit card	0		0
Business and government	63,416		67,190
Total loans	156,745		161,106
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	156,745		161,106
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	3,150		3,153
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	150		82
Total assets	369,784		379,383
Liabilities
Trading deposits	1,938		1,342
Derivatives	12,877		17,408
Securitization liabilities at fair value	5,279		3,375
Financial liabilities designated at fair value through profit or loss	0		0
Deposits
Personal	8		51
Banks	1		1
Business and government	21,004		19,652
Total deposits, other than trading	21,013		19,704
Acceptances	0		0
Obligations related to securities sold short	12,231		11,971
Obligations related to securities sold under repurchase agreements	0		0
Securitization liabilities at amortized cost	3,243		2,917
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	704		501
Other liabilities	4,180		4,226
Subordinated notes and debentures	9,717		9,424
Equity	0		0
Total liabilities and equity	71,182		70,868
Off-balance sheet commitments
Total off-balance sheet commitments	5,272		5,689
No specific maturity [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	3,897		5,823
Trading loans, securities, and other	84,466		62,485
Non-trading financial assets at fair value through profit or loss	1,695		1,406
Derivatives	0		0
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	3,458		3,514
Debt securities at amortized cost, net of allowance for credit losses	(2)		(2)
Securities purchased under reverse repurchase agreements	1,131		1,762
Loans
Residential mortgages	0		44
Consumer installment and other personal	59,330		56,106
Credit card	40,517		38,660
Business and government	26,207		26,512
Total loans	126,054		121,322
Allowance for loan losses	(7,811)		(7,136)
Loans, net of allowance for loan losses	118,243		114,186
Customers' liability under acceptances	0		0
Investment in Schwab	10,031		8,907
Goodwill	18,700		18,602
Other intangibles	2,973		2,771
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	5,742		5,593
Deferred tax assets	4,719		3,951
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	12,774		14,124
Total assets	267,827		243,122
Liabilities
Trading deposits	0		0
Derivatives	0		0
Securitization liabilities at fair value	0		0
Financial liabilities designated at fair value through profit or loss	143		118
Deposits
Personal	490,695		507,734
Banks	12,169		11,515
Business and government	335,548		324,660
Total deposits, other than trading	838,412		843,909
Acceptances	0		0
Obligations related to securities sold short	1,080		1,279
Obligations related to securities sold under repurchase agreements	2,353		1,834
Securitization liabilities at amortized cost	0		0
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	945		2,134
Other liabilities	7,354		8,260
Subordinated notes and debentures	0		0
Equity	111,576		112,071
Total liabilities and equity	961,863		969,605
Off-balance sheet commitments
Total off-balance sheet commitments	1,971		1,560
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	358,452		337,826
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	25,581		22,242
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	33,773		24,178
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,765		26,399
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,715		21,450
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,302		22,088
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	52,020		47,826
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	170,501		166,891
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,880		5,265
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,915		1,487
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,443		3,753
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	74		109
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	194		279
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	362		214
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	261		197
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	392		204
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	937		889
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,775		1,364
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	392		424
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	56		73
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,837		1,902
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	9		836
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	331		3
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	292		239
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	100		95
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,084		729
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21		0
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0		$ 0